GOODWIN PROCTER LLP

Exchange Place

Boston, MA 02109

phone: (617) 570-1000 * fax: (617) 523-1231

March 30, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	Insmed Incorporated
Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Insmed Incorporated (the “Company”) for the purposes of registering shares of the Company’s Common Stock pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form S-3 (the “Registration Statement”).

This filing is being effected by direct transmission to the Commission’s EDGAR system. On March 30, 2005, the Company caused the filing fee of $4,659 to be wire transferred to the Commission’s account at the Mellon Bank in Pittsburgh.

Please direct your questions or comments regarding the Registration Statement to the undersigned at (617) 570-1417.

Very truly yours,

GOODWIN PROCTER LLP

/s/ Christian M. Ehrbar
Christian M. Ehrbar

Enclosure